8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants, Outstanding, Number of Options		16,666,667	20,886,308	4,719,641
Warrants, Outstanding, Number of Options Issued		10,000,000	0	16,666,667
Warrants, Outstanding, Number of Options Exercised		0	0	0
Warrants, Outstanding, Number of Options Expired		0	(4,219,641)	(500,000)
Warrants, Outstanding, Number of Options		26,666,667	16,666,667	20,886,308
Warrants, Weighted Average Exercise Price		$ 0.125	$ 0.14	$ 0.22
Warrants, Weighted Average Exercise Price, Issued		0.1	0	0.125
Warrants, Weighted Average Exercise Price, Exercised		0	0	0
Warrants, Weighted Average Exercise Price, Expired		0	0.2	0.4
Warrants, Weighted Average Exercise Price		$ 0.116	$ 0.125	$ 0.14
Weighted Average Remaining Contractual Life, Warrants		1 year 1 month 9 days	1 year 1 month 28 days
Warrants 1
Warrants, Expiry Date	[1]	Feb. 28, 2025
Warrants, Exercise Price		$ 0.125
Warrants, Number of Options		16,666,667
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		16,666,667	16,666,667
Warrants 2
Warrants, Expiry Date		Sep. 05, 2027
Warrants, Exercise Price		$ 0.1
Warrants, Number of Options		0
Warrants, Number of Options Issued		10,000,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,000,000	0
Warrants 3
Warrants, Expiry Date			Oct. 23, 2023
Warrants, Exercise Price			$ 0.2
Warrants, Number of Options		0	4,219,641
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(4,219,641)
Warrants, Number of Options			0	4,219,641
Warrants 4
Warrants, Expiry Date			Feb. 28, 2025
Warrants, Exercise Price			$ 0.125
Warrants, Number of Options		16,666,667	16,666,667
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			16,666,667	16,666,667
Warrants 5
Warrants, Expiry Date				Feb. 25, 2022
Warrants, Exercise Price				$ 0.4
Warrants, Number of Options			0	500,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				(500,000)
Warrants, Number of Options				0
Warrants 6
Warrants, Expiry Date				Oct. 23, 2023
Warrants, Exercise Price				$ 0.2
Warrants, Number of Options			4,219,641	4,219,641
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				4,219,641
Warrants 7
Warrants, Expiry Date				Feb. 28, 2025
Warrants, Exercise Price				$ 0.125
Warrants, Number of Options			16,666,667	0
Warrants, Number of Options Issued				16,666,667
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				16,666,667

[1]	Subsequent to December 31, 2024, 16,666,667 warrants expired unexercised